Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	9.74%
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	19.45%	23.44%	24.47%	(19.04%)	31.85%
First Foundation Fixed Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.98%	3.60%	7.09%	(12.91%)	1.15%	7.51%	7.01%	(0.45%)	3.41%	5.37%
First Foundation Total Return Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	9.45%	4.51%	16.93%	1.81%	23.21%	9.36%	18.88%	(10.66%)	7.87%	10.53%
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.81%	10.09%	14.33%	(11.74%)	10.67%	7.23%	12.99%
MetLife Small Company Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	9.03%	14.42%	12.23%	(4.92%)	26.50%	6.70%	23.03%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	17.08%	18.58%	20.05%	(31.62%)	10.40%	69.65%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	20.12%	28.03%	15.46%	(12.67%)
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	27.22%	6.87%	22.24%	(20.48%)
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	18.76%
Redwheel Global Emerging Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	40.12%	(1.84%)	5.58%	(24.48%)	(5.01%)	34.62%	23.99%	(27.36%)	41.21%
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	25.36%	(2.91%)	(8.56%)	(10.95%)	3.59%	46.10%	23.99%	(0.30%)	22.48%	1.83%
SouthernSun Small Cap Fund | Class N Shares
Prospectus [Line Items]
Annual Return [Percent]	4.72%	4.01%	12.55%	(1.64%)	21.79%	14.08%	35.43%	(24.34%)	18.03%	18.90%
SouthernSun U.S. Equity Fund | Class N Shares
Prospectus [Line Items]
Annual Return [Percent]	3.90%	5.57%	18.63%	(4.48%)	22.44%	13.10%	31.27%	(23.38%)	10.41%	16.35%